ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Paragraphs (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 16, 2022	Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2020	Sep. 30, 2021 ARS ($)	Sep. 29, 2021 $ / $
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in average annual price of exported commodities				39.60%
COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Increase in federal reserve for interest rate	0.25%
Increase (decrease) in GDP rate				10.30%	(9.90%)
GDP rate		3.70%	3.70%	3.70%
Percentage increase in prices of exported commodities				20.10%
Primary fiscal deficit without extraordinary revenue		$ 980,241	$ 980,241	$ 980,241		$ 1,719,013
Percentage of primary fiscal deficit without extraordinary revenue of the GDP		2.20%	2.20%	2.20%		3.80%
Financial deficit		$ 1,664,482	$ 1,664,482	$ 1,664,482		$ 2,403,254
Percentage of financial deficit of the GDP		3.70%	3.70%	3.70%		5.40%
Increase in fiscal revenue due to extraordinary solidarity				$ 311,373
Percentage of increase in fiscal revenue due to extraordinary solidarity of the GDP				0.70%
Revenue recorded from extraordinary allocation of SDRs				$ 427,401
Percentage of revenue recorded from extraordinary allocation of SDRs				1.00%
Percentage of tax revenue increase in year-on-year				83.40%
Percentage of tax revenue growth above inflation rate				21.50%
Percentage of tax revenue growth without extraordinary revenues				68.20%
Percentage of increase in primary expenses				49.60%
Percentage of difference from revenue recovery to inflation rates				9.60%
Percentage of drop in social benefits				12.20%
Accelerated annualized exchange rate		22.00%
Accelerated annualized exchange rate period		18 months
Percentage of annualized official exchange rate		50.90%	50.90%	50.90%
Official exchange rate | $ / $		102.75	102.75	102.75			98.74
Estimated decline in mutlilateral exchange rate			5.1
Estimated mutlilateral exchange rate				18.0
Extended facilities agreement term				2 years 6 months
Extended facilities agreement repayment term				10 years
Period for postponement credit card loan payment				3 months
Period for payment of postponed credit card payments				9 months
COVID-19 | Letras De Liquidez (LELIQ) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		47.00%	47.00%	47.00%	38.00%
COVID-19 | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Threshold net worth for extraordinary contribution tax				$ 100
COVID-19 | Year 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of primary deficit		2.50%	2.50%	2.50%
Percentage of monetization of primary deficit of GDP		1.00%	1.00%	1.00%
COVID-19 | Year 2023 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of primary deficit		1.90%	1.90%	1.90%
Percentage of monetization of primary deficit of GDP		0.60%	0.60%	0.60%
COVID-19 | Year 2024 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of primary deficit		0.90%	0.90%	0.90%
Percentage of monetization of primary deficit of GDP		0.00%	0.00%	0.00%